First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments
July 31, 2020 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS – 64.4%
	Construction & Engineering – 0.1%
5,000	Quanta Services, Inc.	$199,850
	Electric Utilities – 17.1%
30,200	Alliant Energy Corp.	1,626,270
5,000	American Electric Power Co., Inc.	434,400
18,200	Duke Energy Corp. (a)	1,542,268
19,700	Emera, Inc. (CAD) (b)	819,945
33,000	Enel S.p.A., ADR	299,145
22,200	Eversource Energy (a)	1,999,554
118,800	Exelon Corp. (a) (b)	4,586,868
65,950	FirstEnergy Corp. (b)	1,912,550
49,500	Fortis, Inc. (CAD) (b)	2,015,920
5,700	Iberdrola S.A., ADR	290,985
5,000	IDACORP, Inc.	466,250
1,450	NextEra Energy, Inc.	407,015
6,900	Orsted A/S, ADR	326,836
122,400	PPL Corp. (a) (b)	3,258,288
41,500	Southern (The) Co. (a)	2,266,315
3,000	Xcel Energy, Inc. (a)	207,120
		22,459,729
	Gas Utilities – 4.8%
251,300	AltaGas Ltd. (CAD) (b)	3,148,168
9,300	Atmos Energy Corp. (b)	985,707
2,000	Chesapeake Utilities Corp.	168,980
58,400	New Jersey Resources Corp. (b)	1,813,904
2,000	ONE Gas, Inc.	151,400
		6,268,159
	Independent Power & Renewable Electricity Producers – 0.2%
18,400	EDP Renovaveis S.A. (EUR)	300,840
	Multi-Utilities – 15.0%
8,000	Canadian Utilities Ltd., Class A (CAD)	205,219
3,000	CMS Energy Corp. (a)	192,540
40,300	Dominion Energy, Inc.	3,265,509
27,300	DTE Energy Co.	3,156,699
140,000	Public Service Enterprise Group, Inc. (a) (b)	7,831,600
38,700	Sempra Energy (a) (b)	4,816,602
2,000	WEC Energy Group, Inc. (a)	190,520
		19,658,689
	Oil, Gas & Consumable Fuels – 26.8%
148,885	Enbridge, Inc. (a)	4,764,320
156,893	Equitrans Midstream Corp. (b)	1,514,017
84,604	Keyera Corp. (CAD) (b)	1,286,004
456,728	Kinder Morgan, Inc. (b)	6,439,865
27,561	ONEOK, Inc. (b)	769,228
280,787	TC Energy Corp. (a) (b)	12,803,887
396,117	Williams (The) Cos., Inc. (a) (b)	7,577,718
		35,155,039
	Water Utilities – 0.4%
3,200	American Water Works Co., Inc.	471,264
	Total Common Stocks	84,513,570
	(Cost $88,854,759)

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 52.4%
	Chemicals – 2.9%
201,848	Westlake Chemical Partners, L.P. (b)	$3,859,334
	Gas Utilities – 1.0%
99,500	Suburban Propane Partners, L.P. (b)	1,319,370
	Independent Power & Renewable Electricity Producers – 2.3%
48,319	NextEra Energy Partners, L.P. (b) (c)	3,005,442
	Oil, Gas & Consumable Fuels – 46.2%
254,141	BP Midstream Partners, L.P. (b)	2,770,137
48,900	Cheniere Energy Partners, L.P. (b)	1,656,732
89,960	Energy Transfer, L.P. (b)	589,238
784,064	Enterprise Products Partners, L.P. (b)	13,799,526
355,325	Holly Energy Partners, L.P. (b)	4,800,441
329,589	Magellan Midstream Partners, L.P. (b)	13,345,059
142,500	Phillips 66 Partners, L.P. (b)	3,961,500
191,400	Plains All American Pipeline, L.P. (b)	1,462,296
400,480	Shell Midstream Partners, L.P. (b)	4,733,673
438,332	TC PipeLines, L.P. (b)	13,439,259
		60,557,861
	Total Master Limited Partnerships	68,742,007
	(Cost $84,761,804)
	Total Investments – 116.8%	153,255,577
	(Cost $173,616,563) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.4)%
(30)	CMS Energy Corp.	$(192,540)	$65.00	Sep 2020	(3,450)
(182)	Duke Energy Corp.	(1,542,268)	87.50	Sep 2020	(21,840)
(1,488)	Enbridge, Inc.	(4,761,600)	32.50	Aug 2020	(66,960)
(222)	Eversource Energy	(1,999,554)	90.00	Aug 2020	(36,630)
(838)	Exelon Corp.	(3,235,518)	40.00	Aug 2020	(25,140)
(944)	PPL Corp.	(2,512,928)	27.00	Sep 2020	(56,640)
(850)	Public Service Enterprise Group, Inc.	(4,754,900)	55.00	Sep 2020	(216,750)
(177)	Sempra Energy	(2,202,942)	135.00	Oct 2020	(32,745)
(160)	Southern (The) Co.	(873,760)	57.50	Aug 2020	(2,240)
(255)	Southern (The) Co.	(1,392,555)	58.00	Aug 2020	(2,805)
(1,370)	TC Energy Corp.	(6,247,200)	50.00	Sep 2020	(34,250)
(20)	WEC Energy Group, Inc.	(190,520)	95.00	Aug 2020	(3,900)
(163)	Williams (The) Cos., Inc.	(311,819)	21.00	Sep 2020	(4,075)
(2,005)	Williams (The) Cos., Inc.	(3,835,565)	22.00	Sep 2020	(26,065)
(30)	Xcel Energy, Inc.	(207,120)	70.00	Aug 2020	(3,000)
	Total Call Options Written				(536,490)
	(Premiums received $554,726)

Outstanding Loan – (23.9)%	(31,400,000)
Net Other Assets and Liabilities – 7.5%	9,911,069
Net Assets – 100.0%	$131,230,156

(a)	All or a portion of this security’s position represents cover for outstanding options written.
(b)	All or a portion of this security serves as collateral on the outstanding loan.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
(d)	Aggregate cost for federal income tax purposes was $151,403,269. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $20,610,402 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $19,294,584. The net unrealized appreciation was $1,315,818. The amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 84,513,570	$ 84,513,570	$ —	$ —
Master Limited Partnerships*	68,742,007	68,742,007	—	—
Total Investments	$ 153,255,577	$ 153,255,577	$—	$—
LIABILITIES TABLE
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (536,490)	$ (536,490)	$ —	$ —

*	See Portfolio of Investments for industry breakout.